Income Taxes - Reconciliation of U.S. Federal Statutory Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	24.50%	35.00%	35.00%
Difference in tax rate due to:
Effect of tax rate changes - TJCA	(20.90%)	0.00%	0.00%
Effect of tax rate changes - France	(2.10%)	(4.10%)	0.00%
Noncontrolling interests not subject to tax	(3.00%)	(4.30%)	(6.20%)
State income taxes, net of federal benefit	2.90%	2.90%	3.00%
Valuation allowance adjustments	1.10%	(1.10%)	(0.90%)
Effects of foreign operations	3.10%	(1.10%)	0.60%
Excess tax benefits on share-based payments	(1.10%)	(1.30%)	0.00%
Other, net	(0.70%)	(0.70%)	(0.30%)
Effective tax rate	3.80%	25.30%	31.20%